Other Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Components of Other Assets [Line Items]
Cost method investments	$ 6,978		$ 6,799
Equity method investments	11,991		10,923
Fair value	1,386		0
Total nonmarketable equity investments	20,355		17,722
Corporate/bank-owned life insurance	18,738		18,649
Accounts receivable	21,422		25,828
Interest receivable	5,019		5,006
Customer relationship and other amortized intangibles	6,987		8,427
Operating lease assets	2,047		2,001
Due from customers on acceptances	279		282
Other	8,787		12,800
Other assets	86,342	[1]	93,578	[1]
Income (Expense) Related to Nonmarketable Equity Investments [Abstract]
Net realized gains from nonmarketable equity investments	1,158		1,086		842
All other	(287)		(185)		(298)
Total	871		901		544
Government insured/guaranteed [Member]
Components of Other Assets [Line Items]
Foreclosed assets	2,093		1,509
Non-government insured/guaranteed [Member]
Components of Other Assets [Line Items]
Foreclosed assets	1,844		2,514
Core deposit intangibles [Member]
Components of Other Assets [Line Items]
Customer relationship and other amortized intangibles	4,674		5,915
Customer relationship and other amortized intangibles [Member]
Components of Other Assets [Line Items]
Customer relationship and other amortized intangibles	1,084		1,352
Federal bank stock [Member]
Components of Other Assets [Line Items]
Cost method investments	4,670		4,227
Private equity [Member]
Components of Other Assets [Line Items]
Cost method investments	2,308		2,572
LIHTC investments [Member]
Components of Other Assets [Line Items]
Equity method investments	6,209		4,767
Private equity and other [Member]
Components of Other Assets [Line Items]
Equity method investments	$ 5,782		$ 6,156

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.